Schedule of Corporate Borrowings (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
Corporate borrowings, beginning balance	¥ 45,811	¥ 55,251
Change in fair value	2,052	3,286
Change in other comprehensive income	453	254
Others		10
Corporate borrowings, ending balance	¥ 48,316	¥ 58,801